Document And Entity Information	Feb. 06, 2025
Document Information [Line Items]
Entity, Registrant Name	ALLARITY THERAPEUTICS, INC.
Document, Type	8-K
Document, Period End Date	Feb. 06, 2025
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41160
Entity, Tax Identification Number	87-2147982
Entity, Address, Address Line One	24 School Street
Entity, Address, Address Line Two	2nd Floor
Entity, Address, City or Town	Boston
Entity, Address, State or Province	MA
Entity, Address, Postal Zip Code	02108
City Area Code	401
Local Phone Number	426-4664
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ALLR
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001860657